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                                 UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR/A

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                                 INVESTMENT COMPANIES


Investment Company Act file number:         811-3814

Exact name of registrant as
specified in charter:                       Reserve New York Tax-Exempt Trust

Address of principal executive offices:     1250 Broadway
                                            New York, NY 10001-3701

Name and address of agent for service:      Amy W. Bizar
                                            1250 Broadway
                                            New York, NY 10001-3701

Registrant's telephone number, including
area code:                                  212-401-5500

Date of fiscal year end:                    May 31

Date of reporting period:                   May 31, 2004




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     The sole purpose of this amendment is to furnish the certification required by Section 906 of the Sarbanes-Oxley Act of 2002 (Subsections (a) and (b) of Section 1350, Chapter 63 of Title 18, United States Code) which was omitted from the Form N-CSR filed by the Registrant with the Securities and Exchange Commission on August 9, 2004.

ITEM 12. EXHIBITS.

     Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as
Exhibit 99.906CERT.



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                                  SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Reserve New York Tax-Exempt Trust


By:      /s/ Bruce R. Bent
         ---------------------------
         Name:  Bruce R. Bent
         Title: Chairman and CEO

Date:  January 24, 2005


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Bruce R. Bent
         ---------------------------
         Name:  Bruce R. Bent
         Title: Chairman and CEO

Date:  January 24, 2005


By:      /s/ Arthur T. Bent III
         ---------------------------
         Name:  Arthur T. Bent III
         Title: Treasurer (Principal Financial Officer)


Date:  January 24, 2005